COMMITMENTS (Schedule of Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$ 843	$ 735